ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable consisted of the following as of September 30, 2018 and 2017:

	As of September 30,
	2018	2017
Accounts receivable, gross	$29,131,547	$23,078,659
Less: allowance for doubtful accounts	(1,997,310)	(1,817,050)
Accounts receivable, net	$27,134,237	$21,261,609

Allowance for Doubtful Accounts Receivable [Table Text Block]
Changes of allowance for doubtful accounts for the years ended September 30, 2018 and 2017 are as follow:

	As of September 30,
	2018	2017
Beginning balance	$1,817,050	$1,648,178
Additional reserve through bad debt expense	272,783	168,872
Bad debt write-off	(36,037)
Exchange difference	(56,486)
Ending balance	$1,997,310	$1,817,050